Other investments	12 Months Ended
Dec. 31, 2012
Other investments
17 Other investments
end of	2012	2011

Other investments (CHF million)

Equity method investments	2,167	2,542

Non-marketable equity securities [1]	7,296	7,879

Real estate held for investment	687	783

Life finance instruments [2]	1,872	2,022

Total other investments	12,022	13,226

1 Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee. 2 Includes life settlement contracts at investment method and SPIA contracts.

Non-marketable equity securities held by subsidiaries that are considered investment companies are held by separate legal entities that are within the scope of ASC Topic 946 – Financial Services – Investment Companies. In addition, non-marketable equity securities held by subsidiaries that are considered broker-dealer entities are held by separate legal entities that are within the scope of ASC Topic 940 – Financial Services – Broker and Dealers. Non-marketable equity securities include investments in entities that regularly calculate net asset value (NAV) per share or its equivalent.

> Refer to “Note 33 – Financial instruments” for further information on such investments.
Substantially all non-marketable equity securities are carried at >>>fair value. There were no non-marketable equity securities not carried at fair value that have been in a continuous unrealized loss position.

The Group performs a regular impairment analysis of real estate portfolios. The carrying values of the impaired properties were written down to their respective fair values, establishing new cost bases. For these properties, the fair values were measured based on either discounted cash flow analyses or external market appraisals. Impairments of CHF 13 million and CHF 3 million were recorded in 2012 and 2011, respectively. No impairments were recorded in 2010.

The accumulated depreciation related to real estate held for investment amounted to CHF 330 million, CHF 327 million and CHF 321 million for 2012, 2011 and 2010, respectively.

Bank
Other investments
16 Other investments
end of	2012	2011

Other investments (CHF million)

Equity method investments	2,147	2,508

Non-marketable equity securities [1]	7,156	7,654

Real estate held for investment	641	731

Life finance instruments [2]	1,872	2,022

Total other investments	11,816	12,915

1 Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee. 2 Includes life settlement contracts at investment method and SPIA contracts.

Non-marketable equity securities include investments in entities that regularly calculate net asset value per share or its equivalent.
> Refer to “Note 32 – Financial instruments” for further information on such investments.
Substantially all non-marketable equity securities are carried at >>>fair value. There were no non-marketable equity securities not carried at fair value that have been in a continuous unrealized loss position.

The Bank performs a regular impairment analysis of real estate portfolios. The carrying values of the impaired properties were written down to their respective fair values, establishing new cost bases. For these properties, the fair values were measured based on either discounted cash flow analyses or external market appraisals. Impairments of CHF 13 million and CHF 3 million were recorded in 2012 and 2011, respectively. No impairments were recorded in 2010.

Accumulated depreciation related to real estate held for investment amounted to CHF 280 million, CHF 278 million and CHF 273 million for 2012, 2011 and 2010, respectively.
> Refer to “Note 17 – Other investments” in V – Consolidated financial statements – Credit Suisse Group for further information.